Summary of Significant Accounting Policies - Schedule of Anti-dilutive Shares (Details) - shares	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share
Antidilutive shares (shares)	4,420,108	2,881,113	6,116,812	6,777,983
Unvested restricted shares and units
Antidilutive Securities Excluded from Computation of Earnings Per Share
Antidilutive shares (shares)	708,834	815,632	505,383	814,744
Incentive share options
Antidilutive Securities Excluded from Computation of Earnings Per Share
Antidilutive shares (shares)	3,711,274	2,065,481	5,611,429	5,963,239